UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Dividend Performers ETF
IPDP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Dividend Performers ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://innovativeportfolios.com/ipdp-dividend-performers-etf/. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Performers ETF	$133	1.13%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund has outperformed its benchmark, the NASDAQ U.S. Broad Dividend Achievers Index, over the past year, the trailing five-year period, and since inception. The Fund’s strong performance can be attributed to its integration of two core strategies: investing in dividend-paying equities and employing an options overlay.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely attributed to the selection of companies with a consistent history of increasing dividends and a focus on managing downside risk through quantitative scores. This approach has consistently delivered solid results across various market conditions, as demonstrated in recent years.  The options overlay strategy has been a key contributor to the Fund’s performance. Writing put-credit spreads on the S&P 500 Index (or related ETFs) has generated additional cash flow through premiums.
POSITIONING
The portfolio rebalances semi-annually, based on the quality of quantitative scores and the continuation of dividend increases. Industrials and Health Care have consistently been the largest sectors. Over the year, the Fund increased its exposure to Financials while exiting Consumer Staples. The options overlay exposure has remained relatively consistent throughout the year.
The Fund’s well-diversified portfolio benefited from the economy’s strong resilience and the subsequent stock market returns. Industrials, which have been the largest allocation in the Fund since its inception, were among the top-performing sectors over the past year. However, the equal-weighting approach limited the Fund’s participation in the strong performance of mega-cap technology and AI-driven stocks during the same period.
The options overlay provided incremental returns to the equity portfolio, enhancing the Fund’s total return. For much of the trailing year, volatility, as measured by the CBOE Volatility Index (VIX), remained below historical averages, limiting potential cash flow from option premiums. However, the most recent quarter saw an uptick in volatility, leading to higher premiums.
Top Contributors:
Allocation: Underweight Energy and Overweight Industrials
Selection: Information Technology and Health Care
Top Detractors:
Allocation: Overweight Health Care and Underweight Information Technology
Selection: Industrials and Financials
Dividend Performers ETF	PAGE 1	TSR-AR-53656F193

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/24/2018)
Dividend Performers ETF NAV	34.70	16.35	18.21
S&P 500 TR	36.35	15.98	18.78
Nasdaq US Broad Dividend Achiever TR	30.34	12.26	15.54
Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$22,049,734
Number of Holdings	57
Net Advisory Fee	$174,632
Portfolio Turnover	29%
Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Sector Breakdown (%)

Industrial	28.8%
Consumer, Non-cyclical	27.1%
Financial	15.9%
Technology	12.3%
Consumer, Cyclical	8.4%
Communications	4.4%
Basic Materials	2.0%
Cash & Other	1.1%
Top 10 Securities (%)
Dividend Performers ETF	PAGE 2	TSR-AR-53656F193

MANAGED DISTRIBUTIONS
The Fund aims to provide stable quarterly distributions of 1% of NAV, totaling 4% annually, despite income fluctuations. While the fund’s goal is not to generate a return of capital, the distribution strategy may result in payouts exceeding earnings and profits in some tax years. In such cases, distributions are classified as a return of capital, which isn’t taxable but reduces the shareholder’s cost basis.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovative Portfolios, LLC documents not be householded, please contact Innovative Portfolios, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovative Portfolios, LLC or your financial intermediary.
Dividend Performers ETF	PAGE 3	TSR-AR-53656F193

Preferred-Plus ETF
IPPP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Preferred-Plus ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://innovativeportfolios.com/ippp-preferred-plus-etf/. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred-Plus ETF	$111	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund returned 20.31% on a NAV basis versus its benchmark, the ICE BofA Core Plus Fixed Rate Preferred Securities Index, return of 19.75%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight in the bank and REIT sectors, and security selection in the regional bank sector, contributed to performance. The Fund took positions in regional banks that, in our opinion, had been oversold following the 2023 regional bank crisis. Additionally, the option overlay strategy has been a contributor to the fund performance.
The Fund’s smaller than benchmark duration detracted from performance. The 10-year Treasury fell dramatically to 3.78% during the end of 2023 only to rebound back to 4.70% by mid-2024. The Feds long-awaited rate cut in September resulted in the 10-year Treasury at a 3.78% at quarter end.
POSITIONING
We have been extending the duration of the Fund; however, we believe the market has been too aggressive in predicting lower interest rates. With the US running large budget deficits and the economy showing few signs of slowing down, we believe the 10-year Treasury will have trouble trading much lower.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Preferred-Plus ETF	PAGE 1	TSR-AR-53656F219

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/24/2018)
Preferred-Plus ETF NAV	20.31	4.23	6.36
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.77
ICE BofA Core Plus Fixed Rate Preferred Securities Index	19.75	1.92	4.65
Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$11,895,473
Number of Holdings	106
Net Advisory Fee	$96,480
Portfolio Turnover	16%
Effective Duration	3.82 years
Average Credit Quality	BBB-
30-Day SEC Yield	5.87%
Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Industry Breakdown (%)
Top 10 Securities (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://innovativeportfolios.com/ippp-preferred-plus-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovative Portfolios, LLC documents not be householded, please contact Innovative Portfolios, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovative Portfolios, LLC or your financial intermediary.
Preferred-Plus ETF	PAGE 2	TSR-AR-53656F219

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$29,700	$28,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,500	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Innovative ETFs
Dividend Performers ETF (IPDP)
Preferred-Plus ETF (IPPP)
Core Financial Statements
September 30, 2024

Dividend Performers ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.9%
Building Materials - 4.2%
Apogee Enterprises, Inc.	6,340	$ 443,895
Trane Technologies PLC	1,243	483,192
		927,087
Chemicals - 2.0%
Ecolab, Inc.	1,773	452,700
Commercial Services - 7.9%
ABM Industries, Inc.(a)	8,690	458,484
Automatic Data Processing, Inc.	1,631	451,347
Cintas Corp.(a)	2,360	485,877
Insperity, Inc.	4,020	353,760
		1,749,468
Computers - 6.5%
Accenture PLC - Class A(a)	1,349	476,844
Apple, Inc.	2,170	505,610
HP, Inc.	12,549	450,133
		1,432,587
Distribution/Wholesale - 2.0%
WW Grainger, Inc.(a)	430	446,688
Diversified Financial Services - 5.7%
Ameriprise Financial, Inc.	946	444,440
SEI Investments Co.	6,087	421,159
T Rowe Price Group, Inc.	3,520	383,434
		1,249,033
Electrical Components & Equipment - 1.8%
Eaton Corp. PLC(a)	1,233	408,666
Electronics - 4.0%
Amphenol Corp. - Class A	6,158	401,255
Brady Corp. - Class A	6,172	472,961
		874,216
Hand/Machine Tools - 3.6%
Lincoln Electric Holdings, Inc.	1,824	350,244
Snap-on, Inc.(a)	1,500	434,565
		784,809
Healthcare-Products - 5.9%
Abbott Laboratories(a)	3,953	450,681
Agilent Technologies, Inc.	2,710	402,381
Stryker Corp.	1,235	446,156
		1,299,218
Healthcare-Services - 3.9%
Elevance Health, Inc.	757	393,640
UnitedHealth Group, Inc.(a)	795	464,821
		858,461

	Shares	Value
Insurance - 10.2%
Brown & Brown, Inc.	4,544	$470,758
Hartford Financial Services Group, Inc.	4,047	475,968
Marsh & McLennan Cos., Inc.	1,966	438,595
Reinsurance Group of America, Inc.	1,953	425,500
Travelers Cos., Inc.	1,914	448,106
		2,258,927
Machinery-Diversified - 7.7%
Applied Industrial Technologies, Inc.(a)	2,081	464,334
Dover Corp.(a)	2,209	423,554
IDEX Corp.	1,901	407,764
Watts Water Technologies, Inc. - Class A	1,938	401,534
		1,697,186
Miscellaneous Manufacturing - 3.8%
A O Smith Corp.	4,870	437,472
Donaldson Co., Inc.(a)	5,529	407,487
		844,959
Office Furnishings - 2.3%
HNI Corp.	9,309	501,197
Pharmaceuticals - 9.4%
Cardinal Health, Inc.	4,301	475,347
Cencora, Inc.(a)	1,912	430,353
Johnson & Johnson(a)	2,699	437,400
McKesson Corp.(a)	744	367,848
Merck & Co., Inc.	3,160	358,850
		2,069,798
Retail - 4.1%
Genuine Parts Co.(a)	2,770	386,913
Home Depot, Inc.	1,254	508,121
		895,034
Semiconductors - 5.8%
Broadcom, Inc.(a)	2,974	513,015
KLA Corp.	538	416,633
QUALCOMM, Inc.	2,042	347,242
		1,276,890
Telecommunications - 4.4%
Cisco Systems, Inc.	8,734	464,823
Motorola Solutions, Inc.	1,117	502,237
		967,060
Transportation - 3.7%
CSX Corp.	12,181	420,610
United Parcel Service, Inc. - Class B	2,881	392,795
		813,405
TOTAL COMMON STOCKS (Cost $16,961,627)		21,807,389

The accompanying notes are an integral part of these financial statements.

1

Dividend Performers ETF
Schedule of Investments
September 30, 2024(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.1%(b)(c)
Put Options - 0.1%
SPDR S&P 500 ETF
Expiration: 10/18/2024; Exercise Price: $460.00(d)	$6,348,000	138	$2,415
Expiration: 10/31/2024; Exercise Price: $455.00(d)	5,824,000	128	3,968
Expiration: 11/15/2024; Exercise Price: $465.00(d)	6,184,500	133	9,709
Total Put Options			16,092
TOTAL PURCHASED OPTIONS (Cost $29,899)			16,092
		Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.82%(e)		49,801	49,801
TOTAL SHORT-TERM INVESTMENTS (Cost $49,801)			49,801
TOTAL INVESTMENTS - 99.2% (Cost $17,041,327)			$21,873,282
Other Assets in Excess of Liabilities - 0.8%			176,452
TOTAL NET ASSETS - 100.0%			$22,049,734

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $5,316,790 which represented 24.1% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with a written option, see Schedule of Written Options for more detail.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Dividend Performers ETF
Schedule of Written Options
September 30, 2024

WRITTEN OPTIONS - (0.5)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.5)%
SPDR S&P 500 ETF
Expiration: 10/18/2024; Exercise Price: $540.00	$(7,452,000)	(138)	$(13,662)
Expiration: 10/31/2024; Exercise Price: $535.00	(6,848,000)	(128)	(20,480)
Expiration: 11/15/2024; Exercise Price: $550.00	(7,315,000)	(133)	(70,490)
Total Put Options			(104,632)
TOTAL WRITTEN OPTIONS (Premiums received $208,099)			$(104,632)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,807,389	$—	$ —	$21,807,389
Purchased Options	—	16,092	—	16,092
Money Market Funds	49,801	—	—	49,801
Total Investments	$21,857,190	$16,092	$—	$21,873,282
Liabilities:
Other Financial Instruments:
Written Options	$—	$(104,632)	$—	$(104,632)
Total Other Financial Instruments	$—	$ (104,632)	$—	$(104,632)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Preferred-Plus ETF
Schedule of Investments
September 30, 2024

	Shares	Value
PREFERRED STOCKS - 97.2%
Auto Manufacturers - 2.4%
Ford Motor Co.
6.20%, 06/01/2059 (Callable 10/31/2024)(a)	5,650	$138,086
6.00%, 12/01/2059 (Callable 12/01/2024)(a)	6,233	151,088
		289,174
Banks - 35.6%(b)
Bank of America Corp.
Series LL, 5.00%, Perpetual (Callable 10/31/2024)	5,760	134,842
Series PP, 4.13%, Perpetual (Callable 02/02/2026)	5,002	100,440
Series QQ, 4.25%, Perpetual (Callable 11/17/2026)	10,038	205,277
Series SS, 4.75%, Perpetual (Callable 02/17/2027)	6,040	137,772
Citigroup Capital XIII 11.89% (3 mo. Term SOFR + 6.63%), 10/30/2040 (Callable 10/31/2024)(a)	3,942	117,748
Citizens Financial Group, Inc. 7.38%, Perpetual (Callable 07/06/2029)	5,000	135,100
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual (Callable 09/01/2026)	4,790	100,351
Fifth Third Bancorp Series K, 4.95%, Perpetual (Callable 12/31/2024)(a)	3,830	88,626
First Citizens BancShares, Inc./NC Series A, 5.38%, Perpetual (Callable 03/15/2025)(a)	4,314	102,156
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual (Callable 12/01/2024)	8,662	218,975
Series LL, 4.63%, Perpetual (Callable 06/01/2026)	9,660	221,214
Series MM, 4.20%, Perpetual (Callable 09/01/2026)	3,000	63,450
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 12/15/2027)	8,588	210,406
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual (Callable 12/15/2026)(a)	4,800	118,512
M&T Bank Corp. Series J, 7.50%, Perpetual (Callable 06/15/2029)	3,900	109,239
Merchants Bancorp/IN, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual (Callable 10/01/2027)	2,658	68,018
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual (Callable 09/30/2027)	4,241	106,322

	Shares	Value
Morgan Stanley
Series F, 6.88%, Perpetual (Callable 01/15/2025)(a)	6,045	$153,301
Series K, 5.85%, Perpetual (Callable 04/15/2027)(a)	6,823	169,961
Series O, 4.25%, Perpetual (Callable 01/15/2027)	5,725	118,508
Series P, 6.50%, Perpetual (Callable 10/15/2027)	4,600	122,314
Old National Bancorp Series C, 7.00%, Perpetual (Callable 08/20/2025)(a)	5,760	145,382
Regions Financial Corp., Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (Callable 05/15/2029)(a)	5,760	140,602
State Street Corp. Series G, 5.35%, Perpetual (Callable 03/15/2026)	3,781	93,277
Synovus Financial Corp., Series E, 8.40% to 07/01/2029 then 5 yr. CMT Rate + 4.13%, Perpetual (Callable 07/01/2029)	9,453	248,897
Truist Financial Corp. Series R, 4.75%, Perpetual (Callable 09/01/2025)(a)	6,132	132,635
US Bancorp Series K, 5.50%, Perpetual (Callable 10/31/2024)	5,760	141,869
Wells Fargo & Co. Series DD, 4.25%, Perpetual (Callable 09/15/2026)	5,760	116,755
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual (Callable 11/15/2025)	4,800	120,048
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual (Callable 09/30/2026)	7,076	142,794
Wintrust Financial Corp., Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual (Callable 07/15/2025)	5,874	149,258
		4,234,049
Distribution/Wholesale - 1.5%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual (Callable 06/22/2025)(a)	6,678	172,626
Diversified Financial Services - 9.1%
Air Lease Corp. Series A, 8.86% (3 mo. Term SOFR + 3.91%), Perpetual (Callable 10/17/2024)	5,760	144,691
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053 (Callable 09/15/2028)	4,118	112,133

The accompanying notes are an integral part of these financial statements.

4

Preferred-Plus ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Financial Services - (Continued)
Capital One Financial Corp.
Series I, 5.00%, Perpetual (Callable 12/01/2024)(a)	4,864	$104,333
Series J, 4.80%, Perpetual (Callable 06/01/2025)(a)	2,923	59,132
Series L, 4.38%, Perpetual (Callable 09/01/2026)	3,475	68,666
Stifel Financial Corp. Series D, 4.50%, Perpetual (Callable 08/15/2026)	8,559	180,852
Synchrony Financial
Series A, 5.63%, Perpetual (Callable 11/15/2024)(a)	6,348	135,530
Series B, 8.25% to 5/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual (Callable 05/15/2029)	4,600	117,852
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (Callable 09/15/2029)	6,179	155,711
		1,078,900
Electric - 8.8%
Algonquin Power & Utilities Corp. Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079 (Callable 01/01/2025)(h)	5,874	152,665
Brookfield BRP Holdings Canada, Inc. 4.63%, Perpetual (Callable 04/30/2026)	3,220	56,028
CMS Energy Corp. 5.88%, 03/01/2079 (Callable 10/11/2024)	2,883	71,441
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 05/15/2064 (Callable 10/31/2024)(a)	4,800	119,328
SCE Trust III Series H, 7.84% (3 mo. Term SOFR + 3.25%), Perpetual (Callable 10/31/2024)	2,810	70,194
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual (Callable 09/15/2025)(a)	4,800	116,496
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (Callable 03/15/2026)(a)	4,898	120,589
SCE Trust VIII Series N, 6.95%, Perpetual (Callable 05/13/2029)	5,000	133,500
Sempra 5.75%, 07/01/2079 (Callable 10/31/2024)	5,760	142,560
Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 01/30/2025)	2,883	68,442
		1,051,243

	Shares	Value
Insurance - 17.9%
AEGON Funding Co. LLC 5.10%, 12/15/2049 (Callable 12/15/2024)	4,500	$100,125
American National Group, Inc.
Series A, 5.95% to 12/1/2024 then 5 yr. CMT Rate + 4.32%, Perpetual (Callable 12/01/2024)(a)	7,145	176,696
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual (Callable 09/01/2025)(a)	6,730	169,260
Aspen Insurance Holdings Ltd. Series **, 5.63%, Perpetual (Callable 10/31/2024)	2,883	59,995
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (Callable 06/30/2029)(a)(h)	9,583	238,042
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual (Callable 06/30/2025)	3,813	95,096
Axis Capital Holdings Ltd. Series E, 5.50%, Perpetual (Callable 10/31/2024)	2,200	50,182
Brighthouse Financial, Inc.
6.25%, 09/15/2058 (Callable 10/31/2024)(a)	3,258	82,590
Series B, 6.75%, Perpetual (Callable 06/25/2025)(a)	6,862	171,893
Series C, 5.38%, Perpetual (Callable 12/25/2025)	3,474	72,468
Equitable Holdings, Inc. Series A, 5.25%, Perpetual (Callable 12/15/2024)(a)	6,581	152,482
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (Callable 03/30/2028)	4,956	132,424
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062 (Callable 03/15/2027)	4,314	100,646
Lincoln National Corp. Series D, 9.00%, Perpetual (Callable 12/01/2027)	4,404	124,501
MetLife, Inc.
Series E, 5.63%, Perpetual (Callable 10/31/2024)	5,334	131,963
Series F, 4.75%, Perpetual (Callable 03/15/2025)	5,842	132,555
Prudential Financial, Inc. 5.63%, 08/15/2058 (Callable 10/31/2024)	2,770	69,111
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (Callable 06/15/2026)(h)	2,732	68,682
		2,128,711

The accompanying notes are an integral part of these financial statements.

5

Preferred-Plus ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Investment Companies - 0.6%
Brookfield Oaktree Holdings LLC Series B, 6.55%, Perpetual (Callable 10/31/2024)	2,883	$68,385
Office-Business Equipment - 0.6%
Pitney Bowes, Inc. 6.70%, 03/07/2043 (Callable 10/30/2024)	3,700	73,704
REITS - 13.7%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (Callable 04/15/2025)(h)	6,724	164,872
Agree Realty Corp. Series A, 4.25%, Perpetual (Callable 09/17/2026)	3,000	63,330
Annaly Capital Management, Inc.
Series F, 9.85% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 10/31/2024)	2,800	70,952
Series I, 10.58% to 9/30/2024 then 3 mo. Term SOFR + 4.99%, Perpetual (Callable 10/31/2024)	2,848	72,254
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual (Callable 10/12/2026)	6,671	129,818
Digital Realty Trust, Inc. Series L, 5.20%, Perpetual (Callable 10/31/2024)	7,520	178,675
Hudson Pacific Properties, Inc. Series C, 4.75%, Perpetual (Callable 11/16/2026)	2,829	38,814
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, Perpetual (Callable 04/16/2026)(a)	4,896	103,942
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (Callable 03/31/2025)(h)	4,910	116,367
Pebblebrook Hotel Trust Series G, 6.38%, Perpetual (Callable 05/13/2026)(a)	5,760	127,181
Public Storage
Series M, 4.13%, Perpetual (Callable 08/14/2025)(a)	1,010	20,473
Series S, 4.10%, Perpetual (Callable 01/13/2027)	6,362	126,731
Sachem Capital Corp.
6.88%, 12/30/2024 (Callable 10/31/2024)(a)	2,773	69,192
6.00%, 12/30/2026 (Callable 10/30/2024)	2,773	61,477
Series A, 7.75%, Perpetual (Callable 06/29/2026)(a)	5,760	122,956

	Shares	Value
Vornado Realty Trust
Series N, 5.25%, Perpetual (Callable 11/24/2025)(a)	7,684	$137,774
Series O, 4.45%, Perpetual (Callable 09/22/2026)	1,670	27,288
		1,632,096
Savings & Loans - 2.9%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual (Callable 09/01/2027)	8,182	196,368
New York Community Bancorp, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (Callable 03/17/2027)(h)	6,822	147,355
		343,723
Telecommunications - 4.1%
AT&T, Inc.
5.63%, 08/01/2067 (Callable 10/31/2024)	2,829	70,753
Series A, 5.00%, Perpetual (Callable 12/12/2024)(a)	1,127	25,166
Series C, 4.75%, Perpetual (Callable 02/18/2025)(a)	5,457	114,652
Telephone and Data Systems, Inc. Series UU, 6.63%, Perpetual (Callable 03/31/2026)(a)	5,760	123,322
United States Cellular Corp. 5.50%, 03/01/2070 (Callable 03/01/2026)	7,019	156,313
		490,206
TOTAL PREFERRED STOCKS (Cost $11,985,481)		11,562,817
CONVERTIBLE PREFERRED STOCKS - 2.0%
Banks - 2.0%
Bank of America Corp. Series L, 7.25%, Perpetual	95	120,936
Wells Fargo & Co. Series L, 7.50%, Perpetual	93	119,244
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $226,860)		240,180

The accompanying notes are an integral part of these financial statements.

6

Preferred-Plus ETF
Schedule of Investments
September 30, 2024(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(c)(d)(e)
Put Options - 0.0%(c)
SPDR S&P 500 ETF
Expiration: 10/18/2024; Exercise Price: $460.00(f)	$1,656,000	36	$ 630
Expiration: 10/31/2024; Exercise Price: $455.00(f)	1,729,000	38	1,178
Expiration: 11/15/2024; Exercise Price: $465.00(f)	1,674,000	36	2,628
Total Put Options			4,436
TOTAL PURCHASED OPTIONS (Cost $8,204)			4,436

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.82%(g)	54,484	54,484
TOTAL SHORT-TERM INVESTMENTS (Cost $54,484)		54,484
TOTAL INVESTMENTS - 99.7% (Cost $12,275,029)		$11,861,917
Other Assets in Excess of Liabilities - 0.3%		33,556
TOTAL NET ASSETS - 100.0%		$11,895,473

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $3,355,292 which represented 28.2% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.

7

Preferred-Plus ETF
Schedule of Written Options
September 30, 2024

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
SPDR S&P 500 ETF
Expiration: 10/18/2024; Exercise Price: $540.00	$(1,944,000)	(36)	$(3,564)
Expiration: 10/31/2024; Exercise Price: $535.00	(2,033,000)	(38)	(6,080)
Expiration: 11/15/2024; Exercise Price: $550.00	(1,980,000)	(36)	(19,080)
Total Put Options			(28,724)
TOTAL WRITTEN OPTIONS (Premiums received $57,270)			$(28,724)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$11,562,817	$—	$ —	$11,562,817
Convertible Preferred Stocks	240,180	—	—	240,180
Purchased Options	—	4,436	—	4,436
Money Market Funds	54,484	—	—	54,484
Total Investments	$11,857,481	$4,436	$—	$11,861,917
Liabilities:
Other Financial Instruments:
Written Options	$—	$(28,724)	$—	$(28,724)
Total Other Financial Instruments	$—	$ (28,724)	$—	$(28,724)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

Innovative ETFs
Statements of Assets and Liabilities
September 30, 2024

	Dividend Performers ETF	Preferred-Plus ETF
ASSETS:
Investments, at value	$21,873,282	$11,861,917
Deposit with broker for other investments	279,605	38,165
Dividends receivable	19,610	33,247
Interest receivable	337	406
Total assets	22,172,834	11,933,735
LIABILITIES:
Written option contracts, at value	104,632	28,724
Payable to adviser	15,135	8,350
Interest payable	3,333	1,188
Total liabilities	123,100	38,262
NET ASSETS	$22,049,734	$11,895,473
Net Assets Consists of:
Paid-in capital	$17,990,004	$13,285,937
Total distributable earnings/(accumulated losses)	4,059,730	(1,390,464)
Total net assets	$22,049,734	$11,895,473
Net assets	$22,049,734	$11,895,473
Shares issued and outstanding	1,123,877	1,147,107
Net asset value per share	$19.62	$10.37
Cost:
Investments, at cost	$17,041,327	$12,275,029
Proceeds:
Written options, premiums received	$208,099	$57,270

The accompanying notes are an integral part of these financial statements.

9

Innovative ETFs
Statements of Operations
For the Year Ended September 30, 2024

	Dividend Performers ETF	Preferred-Plus ETF
INVESTMENT INCOME:
Dividend income	$344,534	$762,751
Interest income	4,684	4,933
Total investment income	349,218	767,684
EXPENSES:
Investment advisory fee	174,632	96,480
Interest expense	57,619	18,402
Total expenses	232,251	114,882
Net investment income	116,967	652,802
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	1,801,270	(306,297)
Written option contracts expired or closed	1,003,503	278,193
Net realized gain/(loss)	2,804,773	(28,104)
Net change in unrealized appreciation/depreciation on:
Investments	2,857,465	1,397,403
Written option contracts	268,308	81,086
Net change in unrealized appreciation/depreciation	3,125,773	1,478,489
Net realized and unrealized gain	5,930,546	1,450,385
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,047,513	$2,103,187

The accompanying notes are an integral part of these financial statements.

10

Innovative ETFs
Statements of Changes in Net Assets

	Dividend Performers ETF		Preferred-Plus ETF
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$116,967	$71,969	$652,802	$729,321
Net realized gain/(loss)	2,804,773	1,294,214	(28,104)	(445,308)
Net change in unrealized appreciation/depreciation	3,125,773	3,030,907	1,478,489	243,491
Net increase in net assets from operations	6,047,513	4,397,090	2,103,187	527,504
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(116,967)	(71,969)	(632,719)	(689,633)
Return of capital	(734,812)	(177,270)	—	—
Total distributions to shareholders	(851,779)	(249,239)	(632,719)	(689,633)
CAPITAL TRANSACTIONS:
Creations	6,531,063	8,220,102	1,452,758	941,417
Redemptions	(7,477,415)	(7,234,360)	(2,372,113)	(1,817,965)
Net increase (decrease) in net assets from capital transactions	(946,352)	985,742	(919,355)	(876,548)
Net Increase (Decrease) in Net Assets	4,249,382	5,133,593	551,113	(1,038,677)
NET ASSETS:
Beginning of the year	17,800,352	12,666,759	11,344,360	12,383,037
End of the year	$22,049,734	$17,800,352	$11,895,473	$11,344,360
SHARES TRANSACTIONS
Creations	375,000	575,000	150,000	100,000
Redemptions	(425,000)	(500,000)	(250,000)	(200,000)
Total increase/(decrease) in shares outstanding	(50,000)	75,000	(100,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights
Dividend Performers ETF

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$15.16	$11.53	$16.93	$12.91	$12.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.06	0.14	0.07	0.12
Net realized and unrealized gain (loss) on investments(b)	5.10	3.79	(3.45)	5.06	1.06
Total from investment operations	5.20	3.85	(3.31)	5.13	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.07)	(0.24)	(0.07)	(0.13)
Net realized gains	—	—	(1.08)	(1.04)	(0.23)
Return of capital	(0.64)	(0.15)	(0.77)	—	(0.07)
Total distributions	(0.74)	(0.22)	(2.09)	(1.11)	(0.43)
Net asset value, end of year	$19.62	$15.16	$11.53	$16.93	$12.91
Total return	34.70%	33.45%	−22.92%	39.80%	10.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$22,050	$17,800	$12,667	$15,174	$9,581
Ratio of expenses to average net assets including interest expense:
Before expense reimbursement(c)	1.13%	1.52%	1.52%	2.12%	2.66%
After expense reimbursement(c)	1.13%	1.52%	1.35%	1.54%	1.66%
Ratio of expenses to average net assets excluding interest expense:
Before expense reimbursement(c)	0.85%	0.85%	1.30%	2.08%	2.50%
After expense reimbursement(c)	0.85%	0.85%	1.13%	1.50%	1.50%
Ratio of net investment income to average net assets	0.57%	0.43%	0.86%	0.41%	1.04%
Portfolio turnover rate	29%(d)	42%(d)	74%(d)	58%	129%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(c)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Financial Highlights
Preferred-Plus ETF

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.10	$9.19	$12.04	$11.09	$11.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.56	0.49	0.40	0.41
Net realized and unrealized gain (loss) on investments(b)	1.26	(0.12)	(2.66)	1.25	—
Total from investment operations	1.82	0.44	(2.17)	1.65	0.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.53)	(0.38)	(0.38)	(0.41)
Net realized gains	—	—	(0.23)	(0.32)	(0.05)
Return of capital	—	—	(0.07)	—	(0.07)
Total distributions	(0.55)	(0.53)	(0.68)	(0.70)	(0.53)
Net asset value, end of year	$10.37	$9.10	$9.19	$12.04	$11.09
Total return	20.31%	5.12%	−18.64%	15.01%	3.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$11,895	$11,344	$12,383	$13,993	$10,595
Ratio of expenses to average net assets including interest expense:
Before expense reimbursement(c)	1.01%	1.26%	1.48%	2.15%	2.48%
After expense reimbursement(c)	1.01%	1.26%	1.25%	1.52%	1.55%
Ratio of expenses to average net assets excluding interest expense:
Before expense reimbursement(c)	0.85%	0.85%	1.37%	2.13%	2.43%
After expense reimbursement(c)	0.85%	0.85%	1.14%	1.50%	1.50%
Ratio of net investment income to average net assets	5.75%	6.08%	4.45%	3.31%	3.90%
Portfolio turnover rate	16%(d)	16%(d)	65%(d)(e)	27%	70%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(c)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
The proceeds from sales of securities incurred by the Fund related to the alignment of the Predecessor Fund’s portfolio with the Fund’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 114% for the year ended September 30, 2022.

The accompanying notes are an integral part of these financial statements.

13

Innovative ETFs
Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Dividend Performers ETF (“Dividend Performers” or “IPDP”) and Preferred-Plus ETF (“Preferred-Plus” or “IPPP”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
IPDP is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective to provide income and secondary objective of capital appreciation by investing in dividend paying U.S. equity securities, and credit spread options on an S&P 500 ETF or Index.
IPPP is an actively-managed ETF that seeks to achieve its investment objective to provide income by investing in issues of preferred securities and debt securities that Innovative Portfolios, LLC (“Innovative” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and credit spread options on an S&P 500 ETF or Index.
IPDP and IPPP are the successors in interest to the Dividend Performers and Preferred-Plus mutual funds, respectively, each a series of Collaborative Investment Series Trust, (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place before the start of business on March 7, 2022. The Funds are the accounting and performance information successors of the Predecessor Funds. Costs incurred by the Funds in connection with the reorganization were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
New Accounting Pronouncements. In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or

14

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of September 30, 2024, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

15

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At September 30, 2024, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.

16

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives. The Funds may purchase and write put options on indices or securities and enter into related closing transactions. Put options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds seek to achieve credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. The strategy objective is a net credit for entering the option position and is profitable when the spreads narrow or expire. By buying a protective long put option, the Funds seek to hedge any significant downside risk posed by the short put option.
Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Funds’ performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period. Purchased put options may expire worthless resulting in the Funds’ loss of the premium it paid for the option.
The value of an option may be adversely affected if the market for the option becomes less liquid or smaller and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Funds, may decline significantly more than if the Funds invested directly in the underlying asset instead of using options. While the Funds may segregate liquid assets at least equal in value to the maximum potential loss for the Funds, the Funds could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.
As of September 30, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year ended September 30, 2024, were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Purchased Options	$7,786	$2,169
Written Options	(98,995)	(28,083)

17

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written option contracts, at value
Dividend Performers ETF	Purchased Options	$16,092	$—
	Written Options	—	104,632
Preferred-Plus ETF	Purchased Options	4,436	—
	Written Options	—	28,724

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended September 30, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options*	Written Options	Purchased Options*	Written Options
Dividend Performers ETF	Equity Risk Contracts	$(151,685)	$1,003,503	$(13,544)	$268,308
Preferred-Plus ETF	Equity Risk Contracts	(43,343)	278,193	(3,705)	81,086

*	Included in investments on the Statements of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Innovative, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. Innovative has agreed to pay all expenses of the Funds except the fee paid to Innovative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund

18

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged for each creation order is $300 for Dividend Performers and $500 for Preferred-Plus.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

19

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended September 30, 2024
	Ordinary Income(1)	Return of Capital
Dividend Performers ETF	$116,967	$734,812
Preferred-Plus ETF	632,719	—

	Year Ended September 30, 2023
	Ordinary Income(1)	Return of Capital
Dividend Performers ETF	$71,969	$177,270
Preferred-Plus ETF	689,633	—

(1)	Ordinary income may include short-term capital gains.
At September 30, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Federal Tax Cost of Investments(1)	$16,927,028	$12,210,501
Gross Tax Unrealized Appreciation	$5,366,825	$422,796
Gross Tax Unrealized Depreciation	(525,203)	(800,104)
Net Tax Unrealized Appreciation (Depreciation)	4,841,622	(377,308)
Undistributed Ordinary Income	—	17,886
Other Accumulated Gain (Loss)	(781,892)	(1,031,042)
Total Distributable Earnings / (Accumulated Losses)	$4,059,730	$(1,390,464)

(1)	Federal Tax Cost of Investments includes written option premiums.
The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales and mark-to-market treatment of index options.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended September 30, 2024, the Funds did not defer any post-October losses or late-year ordinary losses.
At September 30, 2024, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Dividend Performers ETF	$(781,892)	$—	Indefinite
Preferred-Plus ETF	(688,049)	(342,993)	Indefinite

During the year ended September 30, 2024, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Dividend Performers ETF	$1,008,023	$ —
Preferred-Plus ETF	$207,421	$—

20

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended September 30, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Dividend Performers ETF	$(1,974,191)	$1,974,191
Preferred-Plus ETF	83,378	(83,378)

6. INVESTMENT TRANSACTIONS
During the year ended September 30, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Dividend Performers ETF	$2,120,098	$111,543
Preferred-Plus ETF	44,979	125,091

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended September 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Dividend Performers ETF	$6,837,971	$5,831,533	$6,325,275	$8,071,140
Preferred-Plus ETF	2,106,298	1,792,032	1,415,109	2,329,810

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including CLOs. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in December 2024 or sooner.
Since 2017, the United Kingdom’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until December 2024. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the United Kingdom, €STR in the European Union, Tonar in Japan, and in the U.S., the New York Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.

21

Innovative ETFs
Notes to Financial Statements
September 30, 2024(Continued)
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to September 30, 2024, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

Innovative Portfolios ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Innovative ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Innovative ETFs comprising Dividend Performers ETF and Preferred-Plus ETF (the “Funds”), each a series of Listed Funds Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 22, 2024

23

Innovative Portfolios ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)
At meetings held on August 28, 2024 (the “August Meeting”) and September 11, 2024 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Innovative Portfolios, LLC (the “Adviser”) and the Trust, on behalf of Dividend Performers ETF and Preferred-Plus ETF (each a “Fund” and collectively, the “Funds).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, employee turnover, financial resources, experience, investment processes, quality control and compliance program. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board also considered the information about the Funds and the Adviser provided over the course of the prior year. The Board considered the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as responses from the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to each Fund, such as monitoring adherence to the Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective. The Board further considered that each Fund applied an option overlay to its investment strategy.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2024, had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund

24

Innovative Portfolios ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
(the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Dividend Performers ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Total Return Index. The Board additionally noted that the Fund outperformed the Nasdaq US Broad Dividend Achiever Total Return Index for the same one-year and since inception periods, although underperformed during the three-year period. The Nasdaq US Broad Dividend Achiever Total Return Index is a secondary comparative index of the Fund that represents the asset classes in which the Fund invests.
The Board further noted that, for the one-year, three-year and five-year periods ended June 30, 2024, the Fund outperformed the average return of its Peer Group and Category Peer Group. The Board also noted that the Fund was within the range of returns of the Selected Peer Group for the same one-year and three-year periods and outperformed the Selected Peer Group for the five-year period.
Preferred-Plus ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg US Aggregate Bond Index, and the Fund outperformed the ICE BofA Core Plus Fixed Rate Preferred Securities Index for each of the same periods. The ICE BofA Core Plus Fixed Rate Preferred Securities Index is a secondary comparative index of the Fund that represents the asset classes in which the Fund invests.
The Board further noted that, for each of the one-year and five-year periods ended June 30, 2024, the Fund outperformed the average return of its Peer Group and Category Peer Group. The Board also noted that, for the three-year period ended June 30, 2024, the Fund outperformed the average return of its Peer Group but underperformed the average return of its Category Peer Group. The Board observed that the Fund performed within the range of returns of the Selected Peer Group for the same one-year, three-year and five-year periods.
Cost of Services to be Provided and Profitability. The Board reviewed and compared the management fee for each Fund with those of its respective Peer Group and Category Peer Group as shown in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to the Funds.
Dividend Performers ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of the Peer Group. The Board also observed that the Fund’s management fee was within the range of the management fees for the Selected Peer Group.
Preferred-Plus ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group and at the top end of the range of the Peer Group. The Board observed that the Fund’s management fee was also at the top end of the range of the management fees for the Selected Peer Group.
Economies of Scale. The Board noted that it is not yet evident that either Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

25

Innovative Portfolios ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

26

Innovative ETFs
Supplemental Information
(Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.innovativeportfolios.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-704-6857, by visiting the Funds’ website at www.innovativeportfolios.com and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.innovativeportfolios.com.
TAX INFORMATION
For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	99.95%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	99.82%

27

Investment Adviser:
Innovative Portfolios, LLC
8801 River Crossing Boulevard, Suite 100
Indianapolis, Indiana 46240
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	12/5/24

* Print the name and title of each signing officer under his or her signature